November 1, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:    Office of Filings, Information & Consumer Service

Re:           Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statement of Additional Information dated October 30, 2010 for the Munder Asset Allocation Fund – Balanced, Munder Bond Fund, Munder Energy Fund, Munder Growth Opportunities Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder International Fund-Core Equity, Munder International Small-Cap Fund, Munder Large-Cap Growth Fund, Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund, Munder Small-Cap Value Fund and Munder Tax-Free Short & Intermediate Bond Fund do not differ from those contained in Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2010.

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Managing Counsel

cc:           A. Eisenbeis